Award Timing Disclosure	12 Months Ended
Jul. 25, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
All awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at or above the closing market price of the Company’s common stock on the date of grant. The Company does not currently grant stock options, stock appreciation rights or similar option-like instruments, and did not grant any such awards to the named executive officers during fiscal 2026. Restricted stock awards are generally granted annually in March on a predetermined schedule, and the timing of grants is not tied to the Company’s earnings releases or other disclosures. Equity awards, including options, are not granted in anticipation of the release of material non-public information, the Board of Directors and the Compensation Committee do not take material non-public information into account when determining the timing or terms of awards, and the release of material non-public information is not timed on the basis of option or equity grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	All awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at or above the closing market price of the Company’s common stock on the date of grant. The Company does not currently grant stock options, stock appreciation rights or similar option-like instruments, and did not grant any such awards to the named executive officers during fiscal 2026. Restricted stock awards are generally granted annually in March on a predetermined schedule, and the timing of grants is not tied to the Company’s earnings releases or other disclosures.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including options, are not granted in anticipation of the release of material non-public information, the Board of Directors and the Compensation Committee do not take material non-public information into account when determining the timing or terms of awards, and the release of material non-public information is not timed on the basis of option or equity grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false